SCHEDULE OF DUE TO RELATED PARTY (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Related Party Balance And Transcations Schedule Of Due To Related Party 1	$ 0
Related Party Balance And Transcations Schedule Of Due To Related Party 2	$ 1,531,755